Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Income taxes paid	$ (10,012)	$ (28,200)
Income taxes received	51	7,354
Income taxes paid, net of income tax received	$ (9,961)	$ (20,846)